CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance at Jun. 30, 2021	$ 71,461	$ 220	$ 150,407	$ 8,276	$ (87,442)
Beginning balance, Shares at Jun. 30, 2021		72,197,286
Shares issued under the employee share purchase program (Value)	120		120
Shares issued under the employee share purchase program (Shares)		10,920
Stock-based compensation expense	997		997
Exercise of stock options (Value)	86		86
Exercise of stock options (Shares)		32,500
Currency translation adjustments	(2,585)			(2,585)
Net loss	(10,106)				(10,106)
Ending balance at Sep. 30, 2021	59,973	$ 220	151,610	5,691	(97,548)
Ending balance, shares at Sep. 30, 2021		72,240,706
Beginning balance at Jun. 30, 2022	30,607	$ 228	164,012	(915)	(132,718)
Beginning balance, Shares at Jun. 30, 2022		74,760,432
Shares issued under the employee share purchase program (Value)	116	$ 1	115
Shares issued under the employee share purchase program (Shares)		131,412
Stock-based compensation expense	$ 763		763
Exercise of stock options (Shares)	0
Currency translation adjustments	$ (1,087)			(1,087)
Changes in the fair value of the convertible notes at fair value	397			397
Net loss	(11,953)				(11,953)
Ending balance at Sep. 30, 2022	$ 18,843	$ 229	$ 164,890	$ (1,605)	$ (144,671)
Ending balance, shares at Sep. 30, 2022		74,891,844